PROPERTY, EQUIPMENT AND SOFTWARE - Summary of Property Equipment And Software (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE
Total property, equipment and software	¥ 256,687	$ 37,216	¥ 198,613
Less: accumulated depreciation and amortization	(133,561)	(19,364)	(74,795)
Property, equipment and software, net	123,126	17,852	123,818
Machinery and laboratory equipment
PROPERTY, EQUIPMENT AND SOFTWARE
Total property, equipment and software	138,049	20,015	100,693
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE
Total property, equipment and software	101,048	14,651	85,177
Computer software
PROPERTY, EQUIPMENT AND SOFTWARE
Total property, equipment and software	10,417	1,510	2,809
Construction in Progress
PROPERTY, EQUIPMENT AND SOFTWARE
Total property, equipment and software	283	41	5,149
Vehicles
PROPERTY, EQUIPMENT AND SOFTWARE
Total property, equipment and software	¥ 6,890	$ 999	¥ 4,785